1933 Act File No. 333-151713
1940 Act File No. 811-22209

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON January 9, 2019

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 560	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 563	[X]

(Check appropriate box or boxes)

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On February 7, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 560 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 518, which was filed with the Securities and Exchange Commission on May 25, 2018. This Post-Effective Amendment No. 560 is filed solely for the purpose of designating February 7, 2019 as the new effective date of Post-Effective Amendment No. 518, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 533 on August 7, 2018, Post-Effective Amendment No. 536 on August 21, 2018, Post-Effective Amendment No. 538 on August 28, 2018, Post-Effective Amendment No. 542 on September 6, 2018, Post-Effective Amendment No. 544 on September 13, 2018, Post-Effective Amendment No. 546 on September 20, 2018, Post-Effective Amendment No. 548 on October 11, 2018, Post-Effective Amendment No. 551 on October 25, 2018, Post-Effective Amendment No. 554 on November 13, 2018, Post-Effective Amendment No. 556 on November 29, 2018 and Post-Effective Amendment No. 558 on December 13, 2018. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 560 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of January, 2019.

GLOBAL X FUNDS

BY: /s/ Luis Berruga
Luis Berruga, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/Luis Berruga Luis Berruga /s/ Chang Kim Chang Kim	Trustee, President Treasurer	January 9, 2019 January 9, 2019

/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	January 9, 2019

/s/Charles A. Baker* Charles A. Baker	Trustee	January 9, 2019

/s/Clifford J. Weber* Clifford J. Weber	Trustee	January 9, 2019

/s/ Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to power of attorney		January 9, 2019